6. Exploration and Evaluation Assets: Schedule of Movement Of The Company's EE Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Intangible exploration and evaluation assets	$ 21,442,032	$ 12,077,584	$ 5,730,224
Exploration and evaluation expenditures	7,976,506	9,364,448	6,347,360
Disposal due to termination of Muskrat Dam Project	(2,805,780)	0	0
Intangible exploration and evaluation assets	$ 26,612,758	$ 21,442,032	$ 12,077,584